Cover Page	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35428
Entity Registrant Name	Immutep Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 32, Australia Square
Entity Address, Address Line Two	264 George Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Security 12(b) Title	Ordinary Shares American Depositary Shares, each representing 200 Ordinary Shares (each representing 10 Ordinary Shares prior to September 28, 2026)
Trading Symbol	IMMP
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0001506184
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,473,721,306
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1379
Auditor Location	Sydney, Australia
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Level 32, Australia Square
Entity Address, Address Line Two	264 George Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Country Region	+61
Local Phone Number	8315 7003
Contact Personnel Fax Number	+61 2 8569 1880
Contact Personnel Name	Marc Voigt, Chief Executive Officer
City Area Code	2